Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 95,747	₱ 104,220
Long-term Debt | ₱	332,771	311,596
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	16,272	15,550
Long-term Debt | ₱	7,942	149
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	112,486	118,943
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt		173,136		$ 3,466
Interest rate risk [member] | Within 12 months [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				65
Interest rate risk [member] | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				639
Interest rate risk [member] | 2021 [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				387
Interest rate risk [member] | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				760
Interest rate risk [member] | 2024 to 2060 [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				1,615
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100		2
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 150	₱ 150	$ 3	3
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Within 12 months [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				2
Interest rate		3.50%
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			3
Interest rate	4.8371%
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | 2021 [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				3
Interest rate		4.8371%
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,580	₱ 1,465	30	29
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,017	4,468	57	89
Interest rate risk [member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 4	₱ 9
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.50%
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			30	29
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | U.S. Dollars [Member] | Bottom Of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.01%	2.10%
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.00%	2.50%
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			57	89
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | Philippine Peso [Member] | Bottom Of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	1.75%
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.75%	3.50%
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | Other Currencies | Bottom Of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.10%	0.10%
Interest rate risk [member] | Cash In Bank | Within 12 months [Member] | Other Currencies | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 35,467	₱ 20,063	675	402
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 10,204	₱ 6,491	194	130
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			675	402
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | U.S. Dollars [Member] | Bottom Of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.875%	0.25%
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%	2.10%
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			194	130
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | Philippine Peso [Member] | Bottom Of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.125%	0.125%
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.20%	4.325%
Interest rate risk [member] | Temporary Cash Investments | Within 12 months [Member] | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.075%
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 176,694		3,362
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Within 12 months [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			253
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | 1-2 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			518
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | 2021 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			428
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | 3-5 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			788
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | 2024 to 2060 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			1,375
Interest rate risk [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	51,587	₱ 33,820	982	677
Interest rate risk [member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,138	₱ 1,074	22	22
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 27		1
Interest rate risk [member] | Short Term Investments1 | Within 12 months [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			979	674
Interest rate risk [member] | Short Term Investments1 | Within 12 months [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			22	22
Interest rate		2.10%
Interest rate risk [member] | Short Term Investments1 | Within 12 months [Member] | U.S. Dollars [Member] | Bottom Of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.50%
Interest rate risk [member] | Short Term Investments1 | Within 12 months [Member] | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.00%
Interest rate risk [member] | Short Term Investments1 | Within 12 months [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			1
Interest rate	3.50%
Interest rate risk [member] | Short Term Investments1 | Within 12 months [Member] | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.075%
Interest rate risk [member] | Short Term Investments1 | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			3
Interest rate risk [member] | Short Term Investments1 | 2021 [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				3
Interest rate risk [member] | Fixed interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 1,483		28
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Fixed interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 138,637	₱ 129,733	2,638	$ 2,597
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Fixed interest rate [member] | Within 12 months [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			2
Interest Rates, description	1.4100%
Interest rate	1.4100%
Interest rate risk [member] | Fixed interest rate [member] | Within 12 months [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 234
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Fixed interest rate [member] | Within 12 months [Member] | Philippine Peso [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.911%		4.911%
Interest rates on borrowings	4.911%		4.911%
Interest rate risk [member] | Fixed interest rate [member] | Within 12 months [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.6038%		5.6038%
Interest rates on borrowings	5.6038%		5.6038%
Interest rate risk [member] | Fixed interest rate [member] | 1-2 years [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.885%		2.885%
Interest rates on borrowings		2.885%		2.885%
Interest rate risk [member] | Fixed interest rate [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 15
Interest Rates, description	2.8850%
Interest rate	2.8850%
Interest rate risk [member] | Fixed interest rate [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 123	$ 333
Interest Rates, description		3.9000% to 6.4044%
Interest rate		3.9000% to 6.4044%
Interest rate risk [member] | Fixed interest rate [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%		3.90%
Interest rates on borrowings	3.90%		3.90%
Interest rate risk [member] | Fixed interest rate [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339%		6.7339%
Interest rates on borrowings	6.7339%		6.7339%
Interest rate risk [member] | Fixed interest rate [member] | 2021 [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 7
Interest Rates, description	2.8850%
Interest rate	2.8850%
Interest rate risk [member] | Fixed interest rate [member] | 2021 [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 319	81
Interest Rates, description		3.9000% to 6.4044%
Interest rate		3.9000% to 6.4044%
Interest rate risk [member] | Fixed interest rate [member] | 2021 [Member] | Philippine Peso [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%		3.90%
Interest rates on borrowings	3.90%		3.90%
Interest rate risk [member] | Fixed interest rate [member] | 2021 [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339%		6.7339%
Interest rates on borrowings	6.7339%		6.7339%
Interest rate risk [member] | Fixed interest rate [member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 4
Interest Rates, description	2.8850%
Interest rate	2.8850%
Interest rate risk [member] | Fixed interest rate [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 730	618
Interest Rates, description		3.9000% to 6.4044%
Interest rate		3.9000% to 6.4044%
Interest rate risk [member] | Fixed interest rate [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%		3.90%
Interest rates on borrowings	3.90%		3.90%
Interest rate risk [member] | Fixed interest rate [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339%		6.7339%
Interest rates on borrowings	6.7339%		6.7339%
Interest rate risk [member] | Fixed interest rate [member] | 2024 to 2060 [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Fixed interest rate [member] | 2024 to 2060 [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 1,232	1,565
Interest Rates, description		3.9000% to 6.4044%
Interest rate		3.9000% to 6.4044%
Interest rate risk [member] | Fixed interest rate [member] | 2024 to 2060 [Member] | Philippine Peso [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.25%		4.25%
Interest rates on borrowings	4.25%		4.25%
Interest rate risk [member] | Fixed interest rate [member] | 2024 to 2060 [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339%		6.7339%
Interest rates on borrowings	6.7339%		6.7339%
Interest rate risk [member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt		₱ 32,158		644
Interest rate risk [member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 14,610	₱ 8,195	$ 278	164
Interest Rates, description	—	—
Interest rate	—	—
Interest rate risk [member] | Floating interest rate [member] | Within 12 months [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				60
Interest rate risk [member] | Floating interest rate [member] | Within 12 months [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description	—	—
Interest rate	—	—
Interest rate risk [member] | Floating interest rate [member] | 1-2 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				266
Interest rate risk [member] | Floating interest rate [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			94	3
Interest Rates, description	0.5000% to 1.0000% over PHP BVAL	1.0000% over PDST-R2
Interest rate	0.5000% to 1.0000% over PHP BVAL	1.0000% over PDST-R2
Interest rate risk [member] | Floating interest rate [member] | 2021 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				203
Interest rate risk [member] | Floating interest rate [member] | 2021 [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			64	95
Interest Rates, description	0.5000% to 1.0000% over PHP BVAL	1.0000% over PDST-R2
Interest rate	0.5000% to 1.0000% over PHP BVAL	1.0000% over PDST-R2
Interest rate risk [member] | Floating interest rate [member] | 3-5 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				65
Interest rate risk [member] | Floating interest rate [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			2	66
Interest Rates, description	0.5000% to 0.6000% over PHP BVAL	1.0000% over PDST-R2
Interest rate	0.5000% to 0.6000% over PHP BVAL	1.0000% over PDST-R2
Interest rate risk [member] | Floating interest rate [member] | 2024 to 2060 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				50
Interest rate risk [member] | Floating interest rate [member] | 2024 to 2060 [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			118
Interest Rates, description	0.5000% to 0.6000% over PHP BVAL	—
Interest rate	0.5000% to 0.6000% over PHP BVAL	—
Interest rate risk [member] | Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt		₱ 165,875		3,320
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100		2
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 148	151	3	3
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,580	1,465	30	29
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,017	4,468	57	89
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	4	9
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	35,467	20,063	675	402
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,204	6,491	194	130
Interest rate risk [member] | Fair Value [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	159,945		3,043
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	51,585	33,821	982	677
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,138	1,074	22	22
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	27		1
Interest rate risk [member] | Fair Value [Member] | Fixed interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 1,502		28
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Fair Value [Member] | Fixed interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 121,868	₱ 122,418	2,319	2,450
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Fair Value [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt		₱ 32,158		644
Interest rate risk [member] | Fair Value [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 14,610	₱ 8,195	278	164
Interest Rates, description	—	—
Interest rate	—	—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 21,964		418
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Within 12 months [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		1.2000% to 1.6000% over LIBOR
Interest rate		1.2000% to 1.6000% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Within 12 months [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			17
Interest Rates, description	0.9500% to 1.1000% over LIBOR
Interest rate	0.9500% to 1.1000% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 1-2 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		US$LIBOR + 0.7900% to 1.4500%
Interest rate		US$LIBOR + 0.7900% to 1.4500%
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			286
Interest Rates, description	0.7900% to 1.4500% over LIBOR
Interest rate	0.7900% to 1.4500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 2021 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		US$LIBOR + 0.7900% to 1.4500%
Interest rate		US$LIBOR + 0.7900% to 1.4500%
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 2021 [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			38
Interest Rates, description	0.7900% to 0.9500% over LIBOR
Interest rate	0.7900% to 0.9500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 3-5 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		US$LIBOR + 0.7900% to 0.9500%
Interest rate		US$LIBOR + 0.7900% to 0.9500%
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			52
Interest Rates, description	0.7900% to 1.0500% over LIBOR
Interest rate	0.7900% to 1.0500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 2024 to 2060 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		US$LIBOR + 1.0500%
Interest rate		US$LIBOR + 1.0500%
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 2024 to 2060 [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			25
Interest Rates, description	1.0500% over LIBOR
Interest rate	1.0500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Fair Value [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Fair Value [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 21,965		$ 418
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt		₱ 3,050		61
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | Within 12 months [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 5
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | Within 12 months [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		1.41%		1.41%
Interest rates on borrowings		1.41%		1.41%
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | 1-2 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 37
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | 1-2 years [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		1.41%		1.41%
Interest rates on borrowings		1.41%		1.41%
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | 2021 [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 8
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | 2021 [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.885%		2.885%
Interest rates on borrowings		2.885%		2.885%
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | 3-5 years [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 11
Interest rate risk [member] | U S Dollar Fixed Loans | Fixed interest rate [member] | 3-5 years [Member] | Bottom Of Range [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.885%		2.885%
Interest rates on borrowings		2.885%		2.885%
Interest rate risk [member] | U S Dollar Fixed Loans | Fair Value [Member] | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt		₱ 3,104		$ 62
Interest rate risk [member] | Debt Issuance Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		525
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 418
Interest rate risk [member] | Debt Issuance Cost [Member] | Fixed interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 1
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Debt Issuance Cost [Member] | Fixed interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 278	₱ 335
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		₱ 170
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 45	₱ 14
Interest Rates, description	—	—
Interest rate	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Debt Issuance Cost [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 94
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Fixed Loans | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		₱ 6
Interest rate risk [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		172,611
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		100
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 150	150
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,580	1,465
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	3,017	4,468
Interest rate risk [member] | Costs [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	4	9
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	35,467	20,063
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	10,204	6,491
Interest rate risk [member] | Costs [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	176,276
Interest rate risk [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	51,587	33,820
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,138	1,074
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	27
Interest rate risk [member] | Costs [Member] | Fixed interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 1,482
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Costs [Member] | Fixed interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 138,359	₱ 129,398
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Costs [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		₱ 31,988
Interest rate risk [member] | Costs [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 14,565	₱ 8,181
Interest Rates, description	—	—
Interest rate	—	—
Interest rate risk [member] | Costs [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description		—
Interest rate		—
Interest rate risk [member] | Costs [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 21,870
Interest Rates, description	—
Interest rate	—
Interest rate risk [member] | Costs [Member] | U S Dollar Fixed Loans | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		₱ 3,044